Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Long-Term Incentive Compensation
To promote and reward the achievement of the Company’s long-term performance objectives, and to attract, motivate, and retain high-caliber leadership, the Company uses two forms of long-term incentives to align the interests of executives with those of our shareholders:

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Restricted Stock Units (“RSUs”) – Value increases or decreases with share performance, aligning the interests of NEOs with shareholders. The three-year vesting period for RSUs strongly supports NEO retention in addition to alignment with shareholders.

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Performance Share Units (“PSUs”) – Provides value based on the achievement of results against the Company’s key performance metrics, relative to peers, over a three-year performance period, rewarding achievement of longer-term financial goals while putting the award at risk if threshold results are not achieved. Value is also directly related to share performance, further aligning NEOs’ and shareholders’ interests.

The Company’s practice is to issue equity awards in the form of RSUs and PSUs only, and not in the form of stock options or Stock Appreciation Rights (SARs) or similar option-like instruments. Additionally, it is the Company’s practice to grant annual equity awards on a default date in March of each year following the Committee’s compensation decisions. This allows the Company to make equity awards at the beginning of the relevant performance cycle with the benefit of reviewing results from the immediately preceding performance cycle. The Company may also grant equity awards to new hires or for other reasons, including, for example, a job promotion or for retention purposes on the next available open-window default date. The Company does not backdate or retroactively grant RSUs or PSUs. Board and Committee meetings are generally scheduled at least one year in advance and, as noted above, generally make annual equity awards to our NEOs at approximately the same time each year. The Company does not time its equity awards to take advantage of the release of earnings or other major announcements by us or market conditions.
Each NEO’s long-term incentive award target, as shown in the
2025 Long-Term Incentive Awards
table below, is determined based on the individual’s responsibilities, market-level competitive positioning for similar roles, and consideration of internal alignment. Awards to executive officers are split 50% each to PSUs and RSUs. The performance metrics related to the long-term incentive awards and vesting periods encourage a focus on sustained, long-term results.

Award Timing Predetermined	true
Award Timing MNPI Considered	true